BALANCE SHEETS (USD $)	Mar. 31, 2014	Mar. 31, 2013
ASSETS
Cash and cash equivalents	$ 161,598	$ 197,036
Assets	161,598	197,036
LIABILITIES
Accounts payable - affiliates	2,573,981	2,895,071
Liabilities	2,573,981	2,895,071
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited Partners	(2,155,442)	(2,438,237)
General partner	(256,941)	(259,798)
Partners Capital	(2,412,383)	(2,698,035)
Liabilities and Stockholders' Equity	161,598	197,036
Series One [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited Partners	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Two [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited Partners	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Three [Member]
ASSETS
Cash and cash equivalents	161,598	197,036
Assets	161,598	197,036
LIABILITIES
Accounts payable - affiliates	2,573,981	2,895,071
Liabilities	2,573,981	2,895,071
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited Partners	(2,155,442)	(2,438,237)
General partner	(256,941)	(259,798)
Partners Capital	(2,412,383)	(2,698,035)
Liabilities and Stockholders' Equity	161,598	197,036
Series Four [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited Partners	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Five [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited Partners	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Six [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited Partners	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	$ 0	$ 0